Research and development costs (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of research and development costs [abstract]
Research and development expense	$ 194,637	$ 128,537	$ 80,687
Product Development [Member]
Disclosure of research and development costs [abstract]
Research and development expense	193,930	127,893	80,687
Therapeutics [Member]
Disclosure of research and development costs [abstract]
Research and development expense	82,582	47,566	32,402
Therapeutics [Member] | TLX591 (Phase 3) [Member]
Disclosure of research and development costs [abstract]
Research and development expense	44,879	23,975	15,518
Therapeutics [Member] | TLX250, TLX101 (Phase 2) [Member]
Disclosure of research and development costs [abstract]
Research and development expense	12,404	10,441	8,241
Therapeutics [Member] | TLX66, TLX300 (Phase 1) [Member]
Disclosure of research and development costs [abstract]
Research and development expense	10,900	4,534	1,605
Therapeutics [Member] | Pre-clinical Research and Innovation [Member]
Disclosure of research and development costs [abstract]
Research and development expense	14,399	8,616	7,038
Precision Medicine [Member]
Disclosure of research and development costs [abstract]
Research and development expense	111,348	80,327	48,285
Precision Medicine [Member] | Illuccix, TLX591-CDx (Commercial) [Member]
Disclosure of research and development costs [abstract]
Research and development expense	14,725	10,565	10,611
Precision Medicine [Member] | Pixclara, Zircaix, Gozelix (Pre-Commercial) [Member]
Disclosure of research and development costs [abstract]
Research and development expense	88,754	59,605	31,667
Precision Medicine [Member] | Pre-clinical Research and Innovation [Member]
Disclosure of research and development costs [abstract]
Research and development expense	7,869	10,157	6,007
Manufacturing Solutions [Member]
Disclosure of research and development costs [abstract]
Research and development expense	707	644	0
Manufacturing Solutions [Member] | Other Research and Development Projects [Member]
Disclosure of research and development costs [abstract]
Research and development expense	$ 707	$ 644	$ 0